PREMISES AND EQUIPMENT AND LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
PREMISES AND EQUIPMENT AND LEASE COMMITMENTS
NOTE 15: PREMISES AND EQUIPMENT AND LEASE COMMITMENTS

Premises and equipment at December 31, comprised:

	2015	2016
	(EUR in millions)
Land	561	593
Buildings	1,129	1,151
Leasehold improvements	151	146
Furniture, fittings, machinery and vehicles	781	787
Total, at cost	2,622	2,677
Less: accumulated depreciation and impairment	(1,232)	(1,263)
Net book value	1,390	1,414
Certain Group premises and equipment are leased under various operating leases. Rental expense amounted to EUR 47 million, EUR 45 million and EUR 43 million for the years ended December 31, 2014, 2015 and 2016, respectively.

Future minimum lease commitments under non-cancellable operating leases are presented below. The Group did not enter into any material capital leases.

Operating Leases
(EUR in millions)
2017	26
2018	24
2019	12
2020	8
2021	9
Thereafter	19
Total minimum lease payments	98